Summary of Significant Accounting Policies - Schedule of Balance Sheet Items, Except for Equity Accounts (Details)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
Location, Statement of Financial Position, Balance [Axis]: us-gaap:StockholdersEquity | United States of America, Dollars
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	1	1
Location, Statement of Financial Position, Balance [Axis]: us-gaap:StockholdersEquity | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	6.898	7.119
Location, Statement of Financial Position, Balance [Axis]: us-gaap:StockholdersEquity | JPY [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	159.08	147.97
Location, Statement of Financial Position, Balance [Axis]: us-gaap:StockholdersEquity | HKD [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	7.84	7.7809
Location, Statement of Income, Balance [Axis]: us-gaap:ForeignCurrencyTransactionGainBeforeTax | United States of America, Dollars
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	1		1
Location, Statement of Income, Balance [Axis]: us-gaap:ForeignCurrencyTransactionGainBeforeTax | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	7.0061		7.2308
Location, Statement of Income, Balance [Axis]: us-gaap:ForeignCurrencyTransactionGainBeforeTax | JPY [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	155.475		152.3937
Location, Statement of Income, Balance [Axis]: us-gaap:ForeignCurrencyTransactionGainBeforeTax | HKD [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency	7.84		7.7771